Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accrued expenses
Operating expenses	$ 3,842	$ 1,125
Interest expenses	4,963	4,805
Other expenses	5,071	4,721
Total accrued expenses	$ 13,876	$ 10,651